Summary of Long-Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified													6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011 8.875% Senior Notes due 2017	Dec. 31, 2010 8.875% Senior Notes due 2017	Jan. 18, 2007 8.875% Senior Notes due 2017	Jun. 30, 2012 9.875% Senior Notes due 2020	Dec. 31, 2011 9.875% Senior Notes due 2020	Dec. 31, 2010 9.875% Senior Notes due 2020	Sep. 16, 2010 9.875% Senior Notes due 2020	Jun. 30, 2012 8.25% Senior Notes due 2021	Dec. 31, 2011 8.25% Senior Notes due 2021	Feb. 22, 2011 8.25% Senior Notes due 2021	Jun. 30, 2012 7.625% Senior Notes due 2022	May 02, 2012 7.625% Senior Notes due 2022	Jun. 30, 2012 Mortgages	Dec. 31, 2011 Mortgages	Jun. 30, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Dec. 31, 2010 8.5% Senior Notes due 2015
Debt Instrument [Line Items]
Percentage of interest on debt	8.875%	8.875%	8.875%	9.875%	9.875%	9.875%	9.875%	8.25%	8.25%	8.25%	7.625%	7.625%					8.50%
Debt instrument discount, net	$ 1,658	$ 1,901		$ 6,211	$ 6,441	$ 6,865
Percentage of interest on debt, minimum													3.50%	3.71%	2.00%	2.00%
Percentage of interest on debt, maximum													5.46%	5.46%	9.25%	9.25%
Debt instrument maturity year - range													January 2013 through December 2028	August 2021 through December 2028	July 2012 through March 2017	January 2012 through June 2016